UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2009

Check here if Amendment			No
 Amendment Number:			0
This Amendment (choose one):

Institutional Investment Manager Filing this Report:

Name:		Prudential Trust Company
Address:	30 Scranton Office Park
		Scranton, PA 18507


Form 13F File Number:  28-13416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Richard J. Baker
Title:  Second Vice President
Phone:  973-802-5632

Signature, Place, and Date of Signing:
/s/  Richard J. Baker,  Newark,  New Jersey  August 6, 2009

Report Type (Check only one.): 13F Notice

List of Other Managers Reporting for this Manager:

13F File Number 	Name
28-10077  		Prudential Financial, Inc.
28-00074		Jennison Associates, LLC
28-10630 		Mercator Asset Management LP

I am signing this report as required by the Securities Exchange Act of 1934.